Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Change of tax position	(2.40%)		(3.70%)
Effect of tax holidays	(9.90%)	(9.00%)	(7.00%)
Tax effect of non‑deductible expense	1.10%	(0.50%)	(0.50%)
Changes in valuation allowance	(0.30%)		(7.60%)
Effective tax rate for China operations	13.50%	15.50%	6.20%